Consolidated statement of changes in shareholder's equity - USD ($) $ in Thousands	Issued capital [member]	Treasury shares [member]	Share premium [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total Nexa Shareholders [Member]	Non-controlling interests [member]	Total
At January 1, 2022 at Dec. 31, 2019	$ 133,320	$ (9,455)	$ 1,043,755	$ 1,245,418	$ (196,855)	$ (106,606)	$ 2,109,577	$ 372,609	$ 2,482,186
IfrsStatementLineItems [Line Items]
Net income for the year					(559,247)		(559,247)	(93,259)	(652,506)
Other comprehensive income for the year						(122,885)	(122,885)	(16,827)	(139,712)
Total comprehensive income for the year					(559,247)	(122,885)	(682,132)	(110,086)	(792,218)
Dividends distribution to NEXA's shareholders – USD 0.33 per share – note 30 (g)					(50,000)		(50,000)		(50,000)
Cancellation of 881,902 treasury shares acquired for USD 9,455	(882)	9,455			(8,573)
Dividends distribution to non-controlling interests								(5,332)	(5,332)
Capital reduction of subsidiary - non-controlling interests								(13,392)	(13,392)
Total contributions by and distributions to shareholders	(882)	9,455			(58,573)		(50,000)	(18,724)	(68,724)
At December 31, 2022 at Dec. 31, 2020	132,438		1,043,755	1,245,418	(814,675)	(229,491)	1,377,445	243,799	1,621,244
IfrsStatementLineItems [Line Items]
Net income for the year					114,332		114,332	41,755	156,087
Other comprehensive income for the year						(70,504)	(70,504)	(3,817)	(74,321)
Total comprehensive income for the year					114,332	(70,504)	43,828	37,938	81,766
Transfer of the changes in fair value of prepaid debt related to changes in the Company’s own credit risk to retained earnings					(10,965)	10,965
Dividends distribution to NEXA's shareholders – USD 0.33 per share – note 30 (g)					(35,000)		(35,000)		(35,000)
Dividends distribution to non-controlling interests								(23,730)	(23,730)
Total contributions by and distributions to shareholders					(45,965)	10,965	(35,000)	(23,730)	(58,730)
At December 31, 2022 at Dec. 31, 2021	132,438		1,043,755	1,245,418	(746,308)	(289,030)	1,386,273	258,007	1,644,280
IfrsStatementLineItems [Line Items]
Net income for the year					49,101		49,101	27,293	76,394
Other comprehensive income for the year						56,871	56,871	4,776	61,647
Total comprehensive income for the year					49,101	56,871	105,972	32,069	138,041
Dividends distribution to NEXA's shareholders – USD 0.33 per share – note 30 (g)					(43,874)		(43,874)		(43,874)
Share premium distribution to NEXA's shareholders – USD 0.05 per share – note 30 (g)			(6,126)				(6,126)		(6,126)
Dividends distribution to non-controlling interests								(23,075)	(23,075)
Other equity movements								1,008	1,008
Total distributions to shareholders			(6,126)		(43,874)		(50,000)	(22,067)	(72,067)
At December 31, 2022 at Dec. 31, 2022	$ 132,438		$ 1,037,629	$ 1,245,418	$ (741,081)	$ (232,159)	$ 1,442,245	$ 268,009	$ 1,710,254